Debt - Scheduled principal payments on total outstanding debt (Detail) - Rigetti Computing, Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
2022		$ 702
2023	$ 9,491	8,682
2024	13,007	11,008
2025	8,020	6,608
2026	191	0
Loan payable, long term	$ 30,709	$ 27,000